Related Party Transactions (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2021	Dec. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party transaction amount	$ 0		$ 0
Subscription receivables received				$ 10
Registered Shareholders
Related Party Transaction [Line Items]
Subscription receivables received		$ 10